Taxes (Details) - Schedule of Valuation Allowance - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Valuation Allowance [Abstract]
Beginning balance	$ 597,777	$ 386,436
Additions (reduction)	(335,671)	214,389
Disposal of a subsidiary	(58,887)
Foreign currency translation adjustments	(3,869)	(3,048)
Ending balance	$ 199,350	$ 597,777